CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based compensation expenses	¥ 60,237	¥ 5,917	¥ 5,788
Cost of sales [Member]
Share-based compensation expenses	16,504	283	3
Selling expense [Member]
Share-based compensation expenses	5,606	429	373
Research and development expense [Member]
Share-based compensation expenses	16,357	782	276
General and administrative expense [Member]
Share-based compensation expenses	¥ 21,770	¥ 4,423	¥ 5,136